SHARE OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of the option modification and of newly granted option awards is estimated on the date of grant or modification using a Black-Scholes option valuation model with the following assumptions:

	2011	2009
Risk free interest rate	1.35%	1.35%
Expected life	3.5 years	3.5 years
Expected volatility	62.27%	61%
Expected dividend yield	0%	0%

Schedule of Share-based Compensation Arrangements by Share-based Payment Award
The following summarizes share option transactions related to the Frontline Scheme:

(in thousands)	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2008	625.0	NOK 208.78
Granted	663.0	NOK 145.00
Forfeited	(7.0)	NOK 205.42
Cancelled	(618.0)	NOK 203.94
Options outstanding as of December 31, 2009	663.0	NOK 144.16
Exercised	(2.3)	NOK 131.65
Forfeited	(10.0)	NOK 133.71
Options outstanding as of December 31, 2010	650.7	NOK 131.65
Granted	145.0	NOK 131.10
Exercised	(6.7)	NOK 132.71
Forfeited	(49.3)	NOK 130.36
Options outstanding as of December 31, 2011	739.7	NOK 130.46

Exercisable options as at:
December 31, 2011	396.5	NOK 130.46
December 31, 2010	219.0	NOK 131.65
December 31, 2009	Nil	Nil